Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
13.	INCOME TAXES

The Company and its non-PRC subsidiaries, AutoNavi BVI, and AutoNavi Investment are tax exempted companies incorporated in the Cayman Islands and the British Virgin Islands, respectively.

No income tax expense provision for AutoNavi Asia, which was incorporated in Hong Kong, was made for the years ended December 31, 2009, 2010 and 2011 as AutoNavi Asia did not have any assessable profits arising in or derived from Hong Kong.

The Company's PRC subsidiaries and VIEs are generally subject to an enterprise income tax at 25% tax rate pursuant to the New Enterprise Income Tax Law (the "New EIT Law"), other than the preferential tax treatments enjoyed by certain entities described below.

Enterprises that meet the definition of "Manufacturing foreign-invested enterprise" (MFIE) under old EIT Law are entitled to a two-year exemption from income tax starting in its first tax-profitable year, followed by a 50% reduction in tax rate for the succeeding three years. ADF Navigation was certified as MFIE in 2008 by the relevant tax authorities and therefore was entitled to exemption for the years of 2008 and 2009 and a 12.5% preferential tax rates for 2010, 2011 and 2012.

Under the New EIT Law, an enterprise which qualifies as a "High and new technology enterprise" ("the HNTE") is entitled to a tax rate of 15%. AutoNavi Software and PDAger obtained the new HNTE status in 2008 and renewed the HNTE qualification in 2011. AutoNavi Technology, MapABC Technology , Xingtiandi Technology and AutoNavi Xiamen obtained the new HNTE status in 2009. The HNTE status is valid for three years and qualifying entities can apply to renew for an additional three years provided their business operations continue to qualify for the HNTE status.

As a HNTE located in Zhongguancun, a district in Beijing, PRC, AutoNavi Technology is entitled to the tax-exemption in 2009 followed by a reduced tax rate of 7.5% for the subsequent three years.

The preferential tax rates, which were used to calculate the tax provision based on the New EIT Law, as of balance sheet date, are presented in the following table.

	2009	2010	2011
ADF Navigation	0%	12.5%	12.5%
AutoNavi Software	15%	10%*	15%
AutoNavi Technology	0%	7.5%	7.5%
MapABC Technology	15%	15%	15%
Xingtiandi Technology	15%	15%	15%
AutoNavi Xiamen	15%	15%	15%
PDAger	15%	15%	15%

*	On February 21, 2011, AutoNavi Software was qualified as a "key software company" and therefore was entitled to a preferential tax rate of 10% for 2010.

In calculating deferred tax assets and liabilities, the Group assumed its qualifying entities will continue to renew the new HNTE status at the conclusion of the initial three year period. If the Group's qualifying entities failed to obtain renewals of the HNTE, then the deferred tax liability balance would increase by $458 as of December 31, 2011, which would be an increase to the income tax expense.

Income tax expenses from continuing operations were as follows:

	Year ended December 31,
	2009	2010	2011
Income tax expenses:
Current	1,386	4,222	5,972
Deferred	(242)	(181)	(886)

Total	1,144	4,041	5,086

The principal components of deferred income taxes were as follows:

	December 31,
	2010	2011
Current deferred tax assets
Accrued expense	315	1,214
Allowance for doubtful accounts	63	141

Current deferred tax assets	378	1,355

Non-current deferred tax assets
Net operating loss carry forwards	292	845
Less: valuation allowance	—	(621)

Non-current deferred tax assets, net	292	224

Deferred tax assets, net	670	1,579

Non-current deferred tax liabilities
Acquired intangible assets, net	473	1,345

Deferred tax liabilities	473	1,345

The net operating loss carry-forwards for the PRC subsidiaries was $3,647 as of December 31, 2011 and will expire on various dates through 2016. The net operating loss carry forwards cannot be transferable or utilized by other entities within the Group. As of December 31, 2010 and 2011, valuation allowance of $nil and $621, respectively, were provided as it is more likely than not that certain entities of the Group will not be able to utilize them before expiration.

A reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes from continuing operations is as follows:

	For the year ended December 31,
	2009	2010	2011
Net income before provision for income taxes	15,993	24,473	44,116
Statutory tax rate in PRC	25%	25%	25%
Income tax at statutory tax rate	3,998	6,118	11,029
Non-deductible expenses	363	676	893
Non-taxable VAT rebates	(1,106)	—	—
Super deductions of R&D expenses	(1,213)	(1,058)	(1,323)
Deemed interest income	297	—	—
Effect of gain on re-measurement of fair value of the equity method investment	—	—	(250)
Change in valuation allowance	—	—	621
Effect of the different income tax rates in other jurisdictions	1,303	1,529	563
Effect of tax holiday and preferential tax rates	(2,498)	(3,224)	(6,447)

Income tax expenses	1,144	4,041	5,086

Effective tax rate	7.15%	16.51%	11.53%

For the years ended December 31, 2009, 2010 and 2011, if the Group's subsidiaries in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions, income tax expense and earnings per share amounts would be as follows:

	For the year ended December 31,
	2009	2010	2011
Provision for income taxes	3,642	7,265	11,533
Net income per ordinary share-basic	0.05	0.09	0.16
Net income per ordinary share-diluted	0.05	0.09	0.15

The Group did not identify significant unrecognized tax benefits for the years ended December 31, 2009, 2010 and 2011. The Group did not incur any interest and penalties related to potential underpaid income tax expenses and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2011.

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group's overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties occurs within the PRC. On April 22, 2009, the State Administration of Taxation (the "SAT") issued the Notice Regarding the Determination of Chinese-Controlled Offshore Incorporated Enterprises as PRC Tax Resident Enterprises on the Basis of De Facto Management Bodies, or Circular 82, which provides certain specific criteria for determining whether the "de facto management body" of a Chinese-controlled offshore-incorporated enterprise is located in China. In addition, on August 3, 2011, the SAT issued a bulletin to made clarification in the areas of resident status determination, post-determination administration, as well as competent tax authorities. The Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for New EIT law purposes. However, if the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes, dividends paid to it out of profits derived from the sources within the PRC earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC.

In accordance with relevant PRC tax administration laws, tax years from 2006 to 2011 of the Group's PRC subsidiaries, the VIEs and the VIEs' subsidiaries remain subject to tax audits as of December 31, 2011, at the tax authority's discretion.

Aggregate undistributed earnings of the Company's subsidiaries located in the PRC that are available for distribution to the Company of approximately $16,658 at December 31, 2011 are considered to be indefinitely reinvested under authoritative pronouncement, because the Company does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. Distributions made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Aggregate undistributed earnings of the Company's VIEs and its VIEs' subsidiaries located in the PRC that are available for distribution to the Company were approximately $66,664 at December 31, 2011. A deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting amounts over tax basis amount in domestic subsidiaries However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIEs because it believes such excess earnings can be distributed in a manner that would not be subject to income tax.